Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 25,472	$ 111,586		[1]
Accounts receivable, net	605,268	406,110	27,790
Note receivable
Prepaid expenses	20,048	21,135
Other current assets	8,278	8,278
Total Current Assets	659,066	547,109	27,790
Other Assets:
Property and equipment, net	42,936	65,945
Intangible assets, net	3,538,453	4,148,096
Goodwill	6,858,216	6,858,216
Other long-term assets	410,190	379,908	4,965
TOTAL ASSETS	11,508,861	11,999,274	32,755
Current Liabilities:
Accounts payable	570,631	467,526	138,134
Accrued expenses - related party	910,512	640,009	416,738
Accrued expenses	71,250	73,625
Wages payable
Other accrued liabilities	20,447	15,152
Note payable - related parties - current portion	240,914	25,000
Total Current Liabilities	1,813,754	1,221,312	554,872
Long Term Liabilities:
Note payable, net	9,500,000	9,500,000
Notes payable - related party	3,000,000	3,000,000
Other long-term liabilities
Total Liabilities	14,313,754	13,721,312	554,872
Commitments and contingencies (Note 11)
Stockholders' Deficit:
Preferred stock, $0.01 par value, 50,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.0001 par value; 200,000,000 shares authorized, 5,411,905 and 5,411,063 shares issued and outstanding, respectively	541	541	541
Additional paid-in capital	15,984,675	15,785,888	15,592,265
Accumulated deficit	(18,790,109)	(17,508,467)	(16,114,923)
Total Stockholders' Deficit	(2,804,893)	(1,722,038)	(522,117)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 11,508,861	$ 11,999,274	32,755
Predecessor
Current Assets:
Cash			225,227
Accounts receivable, net			564,014
Note receivable			357,330
Prepaid expenses			69,119
Other current assets			85,839
Total Current Assets			1,301,529
Other Assets:
Property and equipment, net			118,240
Intangible assets, net			1,784,532
Goodwill
Other long-term assets			412,513
TOTAL ASSETS			3,616,814
Current Liabilities:
Accounts payable			2,323,926
Accrued expenses - related party
Accrued expenses
Wages payable			472,912
Other accrued liabilities			381,031
Note payable - related parties - current portion			13,911,233
Total Current Liabilities			17,089,102
Long Term Liabilities:
Note payable, net
Notes payable - related party
Other long-term liabilities			31,909
Total Liabilities			17,121,011
Commitments and contingencies (Note 11)
Stockholders' Deficit:
Preferred stock, $0.01 par value, 50,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.0001 par value; 200,000,000 shares authorized, 5,411,905 and 5,411,063 shares issued and outstanding, respectively
Additional paid-in capital			5,514,114
Accumulated deficit			(19,018,311)
Total Stockholders' Deficit			(13,504,197)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT			$ 3,616,814

[1]	Includes the consolidated cash flows from (a) the operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through September 30, 2018 and (b) the net assets acquired from the Predecessor from April 9, 2018 through September 30, 2018 as disclosed in Note 1.